OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated September 29, 2016 to the

Prospectus dated March 1, 2016, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2016, as supplemented.

Effective on October 15, 2016 (the “Effective Date”), Franklin Advisers, Inc. (“Franklin”) will no longer act as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Fund’s assets managed by Franklin prior to the Effective Date.

Accordingly, all references and information with regard to Franklin, including Franklin’s portfolio managers, are deleted as of the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP0916 Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated September 29, 2016 to the

Statement of Additional Information (“SAI”) dated March 1, 2016, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2016, as supplemented.

Effective on October 15, 2016 (the “Effective Date”), Franklin Advisers, Inc. (“Franklin”) will no longer act as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Fund's assets managed by Franklin prior to the Effective Date.

Accordingly, all references and information with regard to Franklin, including Franklin’s portfolio managers, are deleted as of the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE